Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	While we do not have a formal written policy in place with regard to the timing of equity awards in relation to the disclosure of material nonpublic information by the Company, the Compensation Committee may adopt a policy on the timing of the grants. Historically, our equity awards are granted on fixed dates determined in advance. The Compensation Committee and Board takes into account material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement and public releases of such information based on stock option grant dates when determining the timing and terms of such an award to avoid an inappropriate impact on the value of the award. The Compensation Committee and Board, at their discretion, may grant equity awards outside of our fixed dates for recognition and other purposes. In addition, we do not grant stock options or similar equity awards (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During fiscal 2025, no named executive officer received a grant of stock options during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information.

Award Timing Method	While we do not have a formal written policy in place with regard to the timing of equity awards in relation to the disclosure of material nonpublic information by the Company, the Compensation Committee may adopt a policy on the timing of the grants. Historically, our equity awards are granted on fixed dates determined in advance.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee and Board takes into account material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement and public releases of such information based on stock option grant dates when determining the timing and terms of such an award to avoid an inappropriate impact on the value of the award. The Compensation Committee and Board, at their discretion, may grant equity awards outside of our fixed dates for recognition and other purposes. In addition, we do not grant stock options or similar equity awards (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false